SHARES FOR SERVICE	12 Months Ended
Jul. 31, 2016
Notes to Financial Statements
Note 6 - Shares For Service

On November 1, 2015, there was 600,000 (200,000 pre-split) shares issued to a consultant. At the issue date, the fair market value of the shares was $0.50 and a charge of $100,000 has been expensed as Shares for Service. On April 1, 2016, there was 30,000 (10,000 pre-split) shares issued to a consultant for services. At the issue date, the fair market value of the shares was $0.80 and a charge of $8,000 has been expensed.